INCOME TAXES (Income Taxes Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Current	$ 3,558,263	$ 3,326,277	$ 4,578,091
Deferred	(67,421)	(188,439)	(628,088)
Total	$ 3,490,842	$ 3,137,838	$ 3,950,003